UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands	Class A ordinary shares Ordinary Shares Stock options CNY (¥) shares	Class A ordinary shares Ordinary Shares Stock options USD ($) shares	Class A ordinary shares Ordinary Shares CNY (¥) shares	Class A ordinary shares Ordinary Shares USD ($) shares	Class A ordinary shares Stock options CNY (¥) shares	Class A ordinary shares Stock options USD ($) shares	Class A ordinary shares shares	Class B ordinary shares Ordinary Shares CNY (¥) shares	Class B ordinary shares Ordinary Shares USD ($) shares	Class B ordinary shares shares	Additional Paid-In Capital Stock options CNY (¥)	Additional Paid-In Capital CNY (¥)	Additional Paid-In Capital USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive (Loss) Income CNY (¥)	Accumulated Other Comprehensive (Loss) Income USD ($)	Total AnPac Bio-Medical Science Co., Ltd. Shareholders' Equity (Deficit) CNY (¥)	Total AnPac Bio-Medical Science Co., Ltd. Shareholders' Equity (Deficit) USD ($)	Noncontrolling Interests CNY (¥)	Noncontrolling Interests USD ($)	CNY (¥)	USD ($)
Balance, beginning of period at Dec. 31, 2020			¥ 618					¥ 191	$ 2,863,100			¥ 354,295		¥ (356,951)		¥ 4,795		¥ 2,948		¥ 329		¥ 3,277
Balance, beginning of period (in shares) at Dec. 31, 2020 | shares			9,192,660	9,192,660
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss														(57,036)				(57,036)		(653)		(57,689)
Issuance of shares in private placements, net of offering costs			¥ 80									33,239						33,319				33,319
Issuance of shares in private placements, net of offering costs (in shares) | shares			1,243,774	1,243,774
Issuance shares for exercise of stock options	¥ 4		¥ 41		¥ 4,000	$ 600,000					¥ (4)	7,767						7,808				7,808
Issuance shares for exercise of stock options (in shares) | shares	55,000	55,000	640,600	640,600	55,000	55,000
Issuance shares reserved for convertible loans			¥ 130									(130)
Issuance shares reserved for convertible loans ( in shares) | shares			2,000,000	2,000,000
Conversion of convertible loans												18,459						18,459				18,459
Foreign currency translation differences																(536)		(536)				(536)
Transfer Class B shares to Class A shares			¥ 6					¥ (6)
Transfer Class B shares to Class A shares (in shares) | shares			90,000	90,000				(90,000)	(90,000)
Share based compensation												15,897						15,897				15,897
Balance, end of period at Jun. 30, 2021			¥ 879	$ 136,000				¥ 185	$ 29,000			429,523	$ 66,525,000	(413,987)	$ (64,118,000)	4,259	$ 660,000	20,859	$ 3,232,000	(324)	$ (50,000)	20,535	$ 3,182,000
Balance end of period (in shares) at Jun. 30, 2021 | shares			13,222,034	13,222,034				2,773,100	2,773,100
Balance, beginning of period at Dec. 31, 2021			¥ 1,096					¥ 185				465,334		(475,646)		4,532		(4,499)		5,817		1,318
Balance, beginning of period (in shares) at Dec. 31, 2021 | shares			16,604,402	16,604,402			16,604,402	2,773,100	2,773,100	2,773,100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss														(48,075)				(48,075)		740		(48,815)	(7,289,000)
Issuance of shares in private placements, net of offering costs			¥ 961									30,028						30,989				30,989
Issuance of shares in private placements, net of offering costs (in shares) | shares			14,382,693	14,382,693
Issuance shares for exercise of stock options			¥ 27									(27)
Issuance shares for exercise of stock options (in shares) | shares			417,702	417,702
Issuance shares reserved for convertible loans	¥ 381	$ 6,000,000									¥ (381)
Issuance shares for service			¥ 13									(13)
Issuance shares for service ( in shares) | shares			187,094	187,094
Conversion of convertible loans												27,739						27,739				27,739
Foreign currency translation differences																(162)		(162)				(162)	(24,000)
Share based compensation												4,528						4,528				4,528
Balance, end of period at Jun. 30, 2022			¥ 2,478	$ 370,000				¥ 185	$ 28,000			¥ 527,208	$ 78,710,000	¥ (523,721)	$ (78,189,000)	¥ 4,370	$ 652,000	¥ 10,520	$ 1,571,000	¥ 5,077	$ 758,000	¥ 15,597	$ 2,329,000
Balance end of period (in shares) at Jun. 30, 2022 | shares			37,591,891	37,591,891			37,591,891	2,773,100	2,773,100	2,773,100